Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Long-Term Debt [Abstract]
Debt Disclosure

Facility	June 30, 2016	December 31, 2015
(a) Credit Facilities	452,483	538,208
(b) Term Bank Loans	1,105,303	861,886

Total	1,557,786	1,400,094
Less deferred finance costs, net	(10,813)	(7,531)
Total long-term debt	1,546,973	1,392,563
Less current portion of debt	(311,456)	(319,560)
Add deferred finance costs, current portion	1,627	1,336

Total long-term portion, net of current portion and deferred finance costs	1,237,144	1,074,339

Schedule of Weighted-Average Interest Rate

Three months ended June 30, 2016	2.52%
Three months ended June 30, 2015	2.26%

Six months ended June 30, 2016	2.57%
Six months ended June 30, 2015	2.24%

Debt Principal Payments

Period/Year	Amount

July to December 2016	209,146
2017	221,678
2018	307,371
2019	199,418
2020	171,996
2021 and thereafter	448,177

1,557,786